Impairment of Goodwill and Intangible assets	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of Goodwill and Intangible assets
Note 7 - Impairment of Goodwill and Intangible assets

Goodwill is not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination.

As a result of the decrease in the Company’s market capitalization during the second quarter of 2022, the Company performed an impairment test at June 30, 2022. The Company concluded that goodwill and the intangibles assets associated with the acquisition of Neura in 2021 had been impaired, and the Company fully wrote off the goodwill and intangible assets in the total amount of $45,785 thousand, comprised of impairment of goodwill in the amount of $37,000 thousand and technology in the amount of $8,785 thousand.